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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [_]; Amendment Number: ____________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SkyTop Capital Management LLC

Address: 595 Madison Avenue, 16th Floor, New York, New York 10022


Form 13F File Number: 28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa Hess

Title:   President and Managing Member

Phone:   (212) 554-2383


Signature, Place, and Date of Signing:

    /s/  Lisa Hess               New York, NY              August 14, 2012
_______________________    ________________________    _______________________
        (Name)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


                                REPORT SUMMARY


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11 Items

Form 13F Information Table Value Total: $130,493
                                       (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4    COLUMN 5    COLUMN 6 COLUMN 7 COLUMN 8
                                                                                             VOTING
                                                   MARKET                                   AUTHORITY
                                                    VALUE   SHARES/   SH/ INVSTMT   OTHER   ---------
NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X $1000) PRN AMT.  PRN DISCRETN MANAGERS   SOLE
--------------          --------------- --------- --------- --------- --- -------- -------- ---------
CHARTER COMMUNICATIONS
  INC D                        CL A NEW 16117M305   18,022    234,294 SH    SOLE     NONE     234,294
CIT GROUP INC                   COM NEW 125581801   17,925    490,820 SH    SOLE     NONE     490,820
CALPINE CORP                    COM NEW 131347304   31,679  1,853,647 SH    SOLE     NONE   1,853,647
KINDER MORGAN INC DEL               SHS 49456B101    8,415    235,000 SH    SOLE     NONE     235,000
KINDER MORGAN INC DEL   W EXP 05/25/201 49456B119      558    189,000 SH    SOLE     NONE     189,000
LAMAR ADVERTISING CO               CL A 512815101    7,682    253,098 SH    SOLE     NONE     253,098
LIBERTY INTERACTIVE
  CORPORAT                INT COM SER A 53071M104   10,945    584,375 SH    SOLE     NONE     584,375
LOUISIANA PAC CORP                  COM 546347105    8,123    787,115 SH    SOLE     NONE     787,115
LEVEL 3 COMMUNICATIONS
  INC                           COM NEW 52729N308    1,927    100,000 SH    SOLE     NONE     100,000
RALCORP HLDGS INC NEW               COM 751028101   13,578    227,557 SH    SOLE     NONE     227,557
SEAGATE TECHNOLOGY PLC              SHS G7945M107   11,640    387,728 SH    SOLE     NONE     387,728
                                                   130,493  5,342,634                       5,342,634